SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 147	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 148	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Tanya L Goins, Esq.

Thompson Hine LLP

3560 Lenox Road, Suite 1600

Atlanta, Georgia 30326

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	on June 7, 2017 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 132 of the Mutual Fund and Variable Insurance Trust on behalf of the Rational Select Asset Fund as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on February 22, 2017 (Accession Number 0001580642-17-001063), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until June 7, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia, on the 30th day of May, 2017.

Mutual Fund and Variable Insurance Trust

BY:  /s/Tanya L. Goins

  Tanya L. Goins

  Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.  147 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*	May 30, 2017
Jerry Szilagyi, President and Principal Executive Officer	Date

*	May 30, 2017
Erik Naviloff, Treasurer and Principal	Date
Financial Officer

*	May 30, 2017
Tobias Caldwell, Trustee	Date

*	May 30, 2017
Stephen Lachenauer, Trustee	Date

*	May 30, 2017
Donald McIntosh, Trustee	Date

*By:	/s/Tanya L. Goins

Tanya L. Goins

Attorney-in-Fact